Goodwill and Intangible Assets Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount			$ 410
Accumulated amortization	$ (151)	$ (139)
Accumulated impairment	(122)	(122)
Intangible assets, net	137	149
Amortization of Intangible Assets	$ 12	$ 19	$ 21